Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure
EAD	kr 429,425	kr 416,222
Risk exposure amount	106,527	100,926
Minimum capital requirements	8,522	8,074
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	3,454	3,114
Risk exposure amount	3,443	3,089
Minimum capital requirements	275	247
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	3,356	3,012
Risk exposure amount	3,345	2,987
Minimum capital requirements	267	239
Credit risk | Standardized approach | Exposures in default
Disclosure of credit risk exposure
EAD	98	102
Risk exposure amount	98	102
Minimum capital requirements	8	8
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	425,971	413,108
Risk exposure amount	95,788	90,504
Minimum capital requirements	7,663	7,240
Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	244,888	242,609
Risk exposure amount	11,059	11,018
Minimum capital requirements	885	882
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	35,424	33,299
Risk exposure amount	6,669	6,356
Minimum capital requirements	533	508
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	145,225	136,849
Risk exposure amount	77,626	72,779
Minimum capital requirements	6,210	5,822
Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD	434	351
Risk exposure amount	434	351
Minimum capital requirements	35	28
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	6,155	6,355
Risk exposure amount	1,874	2,022
Minimum capital requirements	150	162
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	6,345	6,112
Risk exposure amount	4,258	4,412
Minimum capital requirements	341	353
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,214	2,565
Minimum capital requirements	177	205
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	1,109	800
Minimum capital requirements	89	64
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	24	19
Minimum capital requirements	2	2
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,949	3,949
Minimum capital requirements	kr 316	kr 316